Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended		12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2016	Jun. 30, 2026	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000127985
Account Value [Line Items]
Line Graph and Table Measure Name		OnTrack Core Fund
Accumulated Value	$ 10,000			$ 10,898	$ 10,968	$ 11,055	$ 13,026	$ 15,183	$ 14,456	$ 13,889	$ 15,026	$ 15,001	$ 16,511
C000121122
Account Value [Line Items]
Line Graph and Table Measure Name		OnTrack Core Fund
Accumulated Value	10,000			10,922	11,017	11,120	13,132	15,336	14,623	14,079	15,255	15,258	16,827
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Treasury Bills: 1-3 Months
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Bills: 1-3 Months
Accumulated Value	10,000			10,045	10,175	10,405	10,559	10,566	10,585	10,979	11,583	12,134	12,614
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index TR
Accumulated Value	10,000			11,790	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
Bloomberg U.S. Treasury Bills: 1-3 Months
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Bills: 1-3 Months
Accumulated Value	10,000			10,045	10,175	10,405	10,559	10,566	10,585	10,979	11,583	12,134	12,614
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index TR
Accumulated Value	$ 10,000			$ 11,790	$ 13,484	$ 14,889	$ 16,006	$ 22,536	$ 20,144	$ 24,091	$ 30,006	$ 34,556	$ 42,271